Share Based Award Plan - Additional Information of Subsidiaries- Qunar Cayman Islands Limited (Detail) (Qunar)	12 Months Ended								0 Months Ended		12 Months Ended						0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Stock Options USD ($)	Dec. 31, 2014 Stock Options CNY	Dec. 31, 2013 Stock Options CNY	Dec. 31, 2012 Stock Options CNY	Sep. 22, 2013 2007 Plan	Aug. 10, 2012 2007 Plan	Dec. 31, 2014 2007 Plan	Dec. 31, 2013 2007 Plan	Dec. 31, 2012 2007 Plan	Dec. 31, 2014 2007 Plan Stock Options Subject To Performance Condition	Dec. 31, 2013 2007 Plan Stock Options Subject To Performance Condition	Dec. 31, 2012 2007 Plan Stock Options Subject To Performance Condition	Sep. 22, 2013 2007 Plan Awards Vesting 1 Year after Grant Date	Sep. 22, 2013 2007 Plan Remaining Grants Vest on Quarterly Basis Thereafter	Jan. 13, 2013 Business Unit Incentive Plan Stock Options USD ($)	Nov. 25, 2014 Business Unit Incentive Plan Stock Options Class B Ordinary Shares	Jan. 13, 2013 Business Unit Incentive Plan Stock Options Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance											26,060,000									18,000,000	10,800,000
Shares available for issuance annual increase, percentage										1.50%
Additional shares authorized for issuance									6,066,896
Contractual term of share-based awards granted									10 years
Shares vesting term									4 years										3 months
Options vesting percentage																	25.00%	6.25%
Number of shares granted	9,993,411	9,993,411									9,993,411	10,988,106	4,765,068	7,929,555	1,671,867	0
Options granted, exercise price	$ 0.01																		$ 0.01
Total intrinsic value of options exercised					$ 82,020,000	508,520,000	88,920,000	31,110,000
Total fair value of options vested					35,610,000	220,800,000	88,870,000	23,780,000
Unrecognized share-based compensation costs					72,280,000	448,160,000
A weighted-average vesting period over which the deferred cost is expected to be recognized					2 years 8 months 16 days	2 years 8 months 16 days
Weighted-average grant-date fair value	$ 9.45	58.59	16.59	12.54
Share-based compensation cost	$ 42,930,000	266,370,000	63,710,000	27,210,000